Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$218,928,797.16	0.6345762	$172,957,268.52	0.5013254	$45,971,528.64
Class A-2 Notes	$486,000,000.00	1.0000000	$486,000,000.00	1.0000000	$-
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,362,158,797.16	0.9152878	$1,316,187,268.52	0.8843978	$45,971,528.64

Weighted Avg. Coupon (WAC)	3.90%		3.91%
Weighted Avg. Remaining Maturity (WARM)	55.99		55.04
Pool Receivables Balance	$1,437,461,078.77		$1,390,933,089.38
Remaining Number of Receivables	76,583		75,465

Adjusted Pool Balance	$1,416,687,645.12		$1,371,028,404.71

III. COLLECTIONS

Principal:
Principal Collections	$45,933,056.39
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$279,923.25
Total Principal Collections	$46,212,979.64

Interest:
Interest Collections	$4,490,631.34
Late Fees & Other Charges	$50,500.57
Interest on Repurchase Principal	$-
Total Interest Collections	$4,541,131.91

Collection Account Interest	$444.73
Reserve Account Interest	$29.40
Servicer Advances	$-

Total Collections	$50,754,585.68

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$50,754,585.68
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$50,754,585.68

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,197,884.23		$1,197,884.23	$1,197,884.23
Collection Account Interest					$444.73
Late Fees & Other Charges					$50,500.57
Total due to Servicer					$1,248,829.53

2. Class A Noteholders Interest:
Class A-1 Notes		$37,704.40		$37,704.40
Class A-2 Notes		$162,000.00		$162,000.00
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$498,637.73		$498,637.73	$498,637.73

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$48,931,282.17

7. Regular Principal Distribution Amount:					$45,971,528.64

		Distributable Amount		Paid Amount
Class A-1 Notes				$45,971,528.64
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$45,971,528.64		$45,971,528.64
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$45,971,528.64		$45,971,528.64

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,959,753.53

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,773,433.65
Beginning Period Amount	$20,773,433.65
Current Period Amortization	$868,748.98
Ending Period Required Amount	$19,904,684.67
Ending Period Amount	$19,904,684.67
Next Distribution Date Amount	$19,055,469.92

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$54,528,847.96	$54,841,136.19	$54,841,136.19
Overcollateralization as a % of Original Adjusted Pool		3.56%	3.58%	3.58%
Overcollateralization as a % of Current Adjusted Pool		3.85%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.42%	75,029	99.34%	$1,381,712,942.77
30 - 60 Days	0.48%	364	0.55%	$7,654,846.77
61 - 90 Days	0.08%	64	0.10%	$1,397,425.29
91 + Days	0.01%	8	0.01%	$167,874.55
		75,465		$1,390,933,089.38
Total
Delinquent Receivables 61 + days past due	0.10%	72	0.11%	$1,565,299.84
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.07%	57	0.08%	$1,140,654.96
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.06%	48	0.07%	$969,694.15
Three-Month Average Delinquency Ratio	0.08%		0.09%

Repossession in Current Period		31		$639,995.43
Repossession Inventory		46		$590,158.48

Charge-Offs
Gross Principal of Charge-Off for Current Period				$594,933.00
Recoveries				$(279,923.25)
Net Charge-offs for Current Period				$315,009.75

Beginning Pool Balance for Current Period				$1,437,461,078.77

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				0.19%
Net Loss Ratio for 2nd Preceding Collection Period				0.04%
Three-Month Average Net Loss Ratio for Current Period				0.16%

Cumulative Net Losses for All Periods				$599,619.36
Cumulative Net Losses as a % of Initial Pool Balance				0.04%

Principal Balance of Extensions				$2,527,043.11
Number of Extensions				116

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